Information on Operations by Geographic Area (Detail) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Revenue	369,887	270,717
Property, plant and equipment	2,162,715	920,109
Intangible assets	56,781	55,269
CANADA
Segment Reporting Information [Line Items]
Revenue	83,117	88,900
Property, plant and equipment	472,333	474,094
Intangible assets	29,480	25,863
UNITED STATES
Segment Reporting Information [Line Items]
Revenue	286,770	181,817
Property, plant and equipment	1,690,382	446,015
Intangible assets	27,301	29,406